UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 22.7%
Industrial - 13.2%
Basic - 1.6%
Barrick North America Finance LLC
4.40%, 5/30/21	U.S.$	18	$18,176
Basell Finance Co. BV
8.10%, 3/15/27 (a)		805	1,078,752
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	10,328
Cia Minera Milpo SAA
4.625%, 3/28/23 (a)		1,126	1,105,090
Dow Chemical Co. (The)
3.00%, 11/15/22		15	14,656
4.125%, 11/15/21		10	10,566
7.375%, 11/01/29		170	226,307
8.55%, 5/15/19		724	900,110
Glencore Funding LLC
4.125%, 5/30/23 (a)		485	473,243
International Paper Co.
3.65%, 6/15/24		371	370,734
4.75%, 2/15/22		1,165	1,271,006
LYB International Finance BV
4.00%, 7/15/23		20	20,459
LyondellBasell Industries NV
5.75%, 4/15/24		1,481	1,693,809
Minsur SA
6.25%, 2/07/24 (a)		1,290	1,392,837
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	1,001,400
Vale SA
5.625%, 9/11/42		267	248,687
Yamana Gold, Inc.
4.95%, 7/15/24		683	666,592

			10,502,752

Capital Goods - 0.6%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		1,056	923,472
Owens Corning
6.50%, 12/01/16 (b)		99	107,863
Republic Services, Inc.
3.80%, 5/15/18		16	16,928
5.25%, 11/15/21		1,003	1,135,681
5.50%, 9/15/19		1,303	1,467,933

			3,651,877

Communications - Media - 1.8%
21st Century Fox America, Inc.
3.00%, 9/15/22		65	64,561
4.50%, 2/15/21		55	60,202
6.15%, 3/01/37-2/15/41		708	900,398
6.55%, 3/15/33		785	1,019,663
CBS Corp.
5.75%, 4/15/20		10	11,398

	Principal Amount (000)		U.S. $ Value
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	U.S.$	15	$21,565
Comcast Corp.
5.15%, 3/01/20		15	16,988
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16		5	5,130
3.80%, 3/15/22		684	695,881
4.45%, 4/01/24		864	904,007
4.60%, 2/15/21		10	10,711
5.00%, 3/01/21		1,400	1,526,699
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		1,155	1,198,312
Omnicom Group, Inc.
3.625%, 5/01/22		848	870,552
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		20	24,463
TCI Communications, Inc.
7.875%, 2/15/26		130	181,325
Time Warner Cable, Inc.
4.00%, 9/01/21		25	26,607
4.125%, 2/15/21		1,770	1,894,236
5.00%, 2/01/20		35	38,569
Time Warner, Inc.
3.40%, 6/15/22		63	63,687
4.70%, 1/15/21		1,155	1,264,225
Viacom, Inc.
3.875%, 4/01/24		600	602,308
5.625%, 9/15/19		510	572,764
6.25%, 4/30/16		5	5,341

			11,979,592

Communications - Telecommunications - 1.9%
America Movil SAB de CV
3.125%, 7/16/22		1,403	1,384,256
American Tower Corp.
4.70%, 3/15/22		30	31,455
5.05%, 9/01/20		2,230	2,419,423
AT&T Corp.
8.00%, 11/15/31 (b)		5	7,368
AT&T, Inc.
3.00%, 2/15/22		25	24,529
4.45%, 5/15/21		15	16,116
5.35%, 9/01/40		537	581,475
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	164,660
British Telecommunications PLC
9.625%, 12/15/30		41	64,372
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		607	648,841
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	30,982
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	232,573

	Principal Amount (000)		U.S. $ Value
SBA Tower Trust
2.898%, 10/15/19 (a)	U.S.$	1,305	$1,308,422
Telefonica Emisiones SAU
5.462%, 2/16/21		1,110	1,237,641
Verizon Communications, Inc.
3.50%, 11/01/24		1,562	1,534,663
3.85%, 11/01/42		791	705,161
6.55%, 9/15/43		1,417	1,815,388
Vodafone Group PLC
4.375%, 3/16/21		15	15,962

			12,223,287

Consumer Cyclical - Automotive - 0.6%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	743,528
5.00%, 5/15/18		1,984	2,155,711
5.875%, 8/02/21		930	1,076,743

			3,975,982

Consumer Cyclical - Other - 0.0%
Wyndham Worldwide Corp.
2.50%, 3/01/18		35	34,940

Consumer Cyclical - Retailers - 0.3%
Gap, Inc. (The)
5.95%, 4/12/21		25	28,450
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		38	39,496
Walgreens Boots Alliance, Inc./old
3.80%, 11/18/24		1,565	1,596,144

			1,664,090

Consumer Non-Cyclical - 2.0%
Actavis Funding SCS
3.85%, 6/15/24		468	470,391
Ahold Finance USA LLC
6.875%, 5/01/29		20	25,756
Altria Group, Inc.
2.625%, 1/14/20		1,570	1,574,558
4.75%, 5/05/21		45	49,771
Bayer US Finance LLC
3.375%, 10/08/24 (a)		521	530,155
Becton Dickinson and Co.
3.734%, 12/15/24		685	705,259
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,108	1,132,061
8.50%, 6/15/19		19	23,285
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		1,115	1,119,382
Kimberly-Clark Corp.
3.875%, 3/01/21		35	38,221
Kroger Co. (The)
3.40%, 4/15/22		1,934	1,968,841
Medtronic, Inc.
3.50%, 3/15/25 (a)		1,570	1,606,063

	Principal Amount (000)		U.S. $ Value
Perrigo Finance PLC
3.50%, 12/15/21	U.S.$	237	$239,764
Pfizer, Inc.
5.35%, 3/15/15		6	6,054
Reynolds American, Inc.
3.25%, 11/01/22		1,320	1,285,735
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		647	682,318
Tyson Foods, Inc.
2.65%, 8/15/19		317	319,888
3.95%, 8/15/24		1,040	1,075,070
4.50%, 6/15/22		11	11,910

			12,864,482

Energy - 3.0%
Anadarko Petroleum Corp.
6.375%, 9/15/17		5	5,559
ConocoPhillips
6.00%, 1/15/20		25	29,049
ConocoPhillips Holding Co.
6.95%, 4/15/29		50	66,609
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (d)		608	517,966
Encana Corp.
3.90%, 11/15/21		765	753,931
Energy Transfer Partners LP
4.65%, 6/01/21		25	26,133
6.125%, 2/15/17		140	151,616
6.625%, 10/15/36		120	135,262
6.70%, 7/01/18		744	836,611
7.50%, 7/01/38		1,373	1,704,077
Enterprise Products Operating LLC
3.35%, 3/15/23		30	29,673
5.20%, 9/01/20		536	591,146
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		22	21,677
3.95%, 9/01/22		2,049	2,031,709
6.85%, 2/15/20		32	36,756
Marathon Petroleum Corp.
5.125%, 3/01/21		9	9,837
Nabors Industries, Inc.
4.625%, 9/15/21		12	11,275
5.10%, 9/15/23		1,073	1,018,763
Nisource Finance Corp.
6.80%, 1/15/19		25	29,350
Noble Energy, Inc.
3.90%, 11/15/24		819	809,457
4.15%, 12/15/21		10	10,197
8.25%, 3/01/19		2,356	2,824,611
Noble Holding International Ltd.
3.95%, 3/15/22		777	680,695
4.90%, 8/01/20		203	190,211
Phillips 66
4.30%, 4/01/22		4	4,223
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		1,471	1,592,369
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		895	902,116

	Principal Amount (000)		U.S. $ Value
TransCanada PipeLines Ltd.
3.80%, 10/01/20	U.S.$	10	$10,282
6.35%, 5/15/67		1,365	1,324,050
Transocean, Inc.
6.375%, 12/15/21		6	5,535
6.50%, 11/15/20 (d)		1,645	1,551,182
Valero Energy Corp.
6.125%, 2/01/20		15	17,012
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		580	687,926
Williams Partners LP
4.125%, 11/15/20		751	769,398

			19,386,263

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		544	539,517

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		4	4,351
Hewlett-Packard Co.
2.75%, 1/14/19		8	8,010
3.75%, 12/01/20		14	14,483
4.65%, 12/09/21		911	975,468
HP Enterprise Services LLC
7.45%, 10/15/29		25	31,587
Intel Corp.
4.80%, 10/01/41		15	16,474
KLA-Tencor Corp.
4.65%, 11/01/24		1,570	1,625,338
Motorola Solutions, Inc.
3.50%, 3/01/23		34	33,468
3.75%, 5/15/22		25	25,363
7.50%, 5/15/25		250	307,703
Oracle Corp.
5.25%, 1/15/16		53	55,539
Seagate HDD Cayman
4.75%, 1/01/25 (a)		657	676,819
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		2	2,092
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		932	947,319
Total System Services, Inc.
2.375%, 6/01/18		685	679,134
3.75%, 6/01/23		8	7,839

			5,410,987

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.75%, 12/15/16		935	1,010,225

Transportation - Railroads - 0.0%
CSX Corp.
4.75%, 5/30/42		20	21,966

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	U.S.$	865	$875,105
5.00%, 4/07/18 (a)		844	907,350
Ryder System, Inc.
5.85%, 11/01/16		707	763,475
7.20%, 9/01/15		5	5,210

			2,551,140

			85,817,100

Financial Institutions - 8.2%
Banking - 4.3%
American Express Co.
2.65%, 12/02/22		11	10,789
Bank of America Corp.
3.30%, 1/11/23		379	379,029
3.875%, 3/22/17		20	20,926
4.00%, 4/01/24		29	30,195
5.00%, 5/13/21		10	11,158
5.625%, 7/01/20		120	136,631
5.875%, 1/05/21		20	23,189
Series L
2.60%, 1/15/19		1,840	1,854,308
Bear Stearns Cos., LLC (The)
5.30%, 10/30/15		80	82,932
BPCE SA
5.70%, 10/22/23 (a)		379	406,958
Capital One Financial Corp.
4.75%, 7/15/21		20	22,043
Citigroup, Inc.
3.375%, 3/01/23		45	45,402
Compass Bank
5.50%, 4/01/20		1,374	1,495,080
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		443	451,253
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,103,796
Credit Suisse AG
6.50%, 8/08/23 (a)		1,624	1,767,037
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		1,700	1,743,517
5.35%, 1/15/16		230	240,009
5.75%, 1/24/22		80	92,543
Series D
6.00%, 6/15/20		2,360	2,728,226
Series G
7.50%, 2/15/19		40	47,578
HSBC Holdings PLC
5.10%, 4/05/21		15	16,956
JPMorgan Chase & Co.
4.35%, 8/15/21		10	10,867
4.40%, 7/22/20		15	16,260
4.625%, 5/10/21		60	66,036
4.75%, 3/01/15		6	6,034
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		514	548,234

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	U.S.$	1,075	$1,149,485
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,568	1,624,718
Morgan Stanley
3.75%, 2/25/23		10	10,258
5.625%, 9/23/19		998	1,126,536
7.25%, 4/01/32		35	47,916
Series G
5.50%, 7/24/20-7/28/21		1,946	2,200,015
6.625%, 4/01/18		25	28,476
Murray Street Investment Trust I
4.647%, 3/09/17		274	289,179
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(c)		655	658,275
Nationwide Building Society
6.25%, 2/25/20 (a)		1,490	1,747,804
Nordea Bank AB
6.125%, 9/23/24 (a)(c)		220	217,635
PNC Funding Corp.
5.125%, 2/08/20		40	44,947
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		745	773,310
Standard Chartered PLC
4.00%, 7/12/22 (a)		2,175	2,211,409
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,570,593
Wells Fargo Bank NA
5.60%, 3/15/16		150	158,199
6.18%, 2/15/36		629	818,552

			28,034,293

Brokerage - 0.0%
Nomura Holdings, Inc.
2.00%, 9/13/16		28	28,226

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		955	1,094,759
General Electric Capital Corp.
2.95%, 5/09/16		22	22,642
4.65%, 10/17/21		8	9,017
5.875%, 1/14/38		43	54,410
Series G
5.625%, 5/01/18		115	129,402
HSBC Finance Corp.
6.676%, 1/15/21		101	119,832

			1,430,062

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		790	862,407
American International Group, Inc.
4.875%, 6/01/22		1,635	1,836,667
6.40%, 12/15/20		785	936,089

	Principal Amount (000)		U.S. $ Value
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	555	$607,017
6.125%, 1/15/15		205	205,287
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		673	699,920
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		884	1,261,569
Hartford Financial Services Group, Inc. (The)
4.00%, 3/30/15		510	514,031
5.125%, 4/15/22		1,100	1,236,497
5.50%, 3/30/20		522	589,906
6.10%, 10/01/41		130	162,369
Humana, Inc.
7.20%, 6/15/18		30	35,046
Lincoln National Corp.
8.75%, 7/01/19		698	872,172
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,239,175
MetLife, Inc.
4.75%, 2/08/21		350	391,200
6.75%, 6/01/16		25	26,952
7.717%, 2/15/19		556	673,746
10.75%, 8/01/39		10	16,250
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		492	779,553
Prudential Financial, Inc.
4.50%, 11/15/20		19	20,621
5.625%, 6/15/43		895	914,958
XLIT Ltd.
6.25%, 5/15/27		175	211,301

			14,092,733

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		1,874	1,896,306

REITS - 1.2%
HCP, Inc.
5.375%, 2/01/21		3,020	3,372,452
6.00%, 1/30/17		15	16,367
Health Care REIT, Inc.
5.25%, 1/15/22		3,010	3,344,658
6.20%, 6/01/16		30	32,087
Healthcare Realty Trust, Inc.
6.50%, 1/17/17		10	10,920
Trust F/1401
5.25%, 12/15/24 (a)		1,410	1,452,441

			8,228,925

			53,710,545

Utility - 0.8%
Electric - 0.5%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		20	25,127
CMS Energy Corp.
5.05%, 3/15/22		345	386,783

	Principal Amount (000)		U.S. $ Value
Constellation Energy Group, Inc.
5.15%, 12/01/20	U.S.$	575	$636,640
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	45,235
Exelon Generation Co. LLC
4.25%, 6/15/22		631	655,722
Pacific Gas & Electric Co.
4.50%, 12/15/41		10	10,831
6.05%, 3/01/34		10	12,731
TECO Finance, Inc.
4.00%, 3/15/16		560	579,627
5.15%, 3/15/20		690	770,473
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	24,988

			3,148,157

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,775	1,858,212

			5,006,369

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.4%
OCP SA
5.625%, 4/25/24 (a)		485	509,250
Petrobras International Finance Co. SA
5.75%, 1/20/20		2,374	2,292,596

			2,801,846

Energy - 0.1%
Rio Oil Finance Trust
6.25%, 7/06/24 (a)		299	282,555

			3,084,401

Total Corporates - Investment Grade (cost $139,805,983)			147,618,415

MORTGAGE PASS-THROUGHS - 19.4%
Agency Fixed Rate 30-Year - 18.0%
Federal Home Loan Mortgage Corp. Gold
4.50%, 2/01/41-9/01/44		3,340	3,665,479
Series 2005
5.50%, 1/01/35		42	47,645
Series 2007
5.50%, 7/01/35		674	760,485
Federal National Mortgage Association
3.00%, 12/01/42-11/01/43		10,157	10,290,098
3.50%, 1/01/45, TBA		31,915	33,268,898
4.00%, 1/01/45, TBA		32,345	34,520,337
4.50%, 11/01/43-10/01/44		9,580	10,544,334
4.50%, 1/25/45, TBA		6,499	7,054,462
Series 2003
5.50%, 4/01/33-7/01/33		1,973	2,223,530
Series 2004
5.50%, 2/01/34-11/01/34		1,751	1,970,299

	Principal Amount (000)		U.S. $ Value
Series 2005
5.50%, 2/01/35	U.S.$	1,896	$2,133,679
Series 2006
5.50%, 4/01/36		403	450,258
Series 2007
5.50%, 5/01/36-8/01/37		168	189,439
Series 2008
5.50%, 8/01/37		3	2,808
Series 2014
4.50%, 2/01/44		2,906	3,158,728
Government National Mortgage Association
3.50%, 1/01/45, TBA		6,172	6,478,671

			116,759,150

Agency Fixed Rate 15-Year - 1.4%
Federal National Mortgage Association
3.00%, 1/01/29, TBA		8,861	9,210,248

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
2.677%, 12/01/36 (b)		2	1,625
Series 2007
2.795%, 3/01/37 (b)		2	2,466
Federal National Mortgage Association
Series 2007
2.085%, 2/01/37 (b)		4	4,331
2.424%, 3/01/37 (e)		6	5,958

			14,380

Total Mortgage Pass-Throughs (cost $124,099,722)			125,983,778

GOVERNMENTS - TREASURIES - 15.6%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/17	BRL	8,310	2,976,218

Mexico - 0.0%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	1,807	133,773

United States - 15.1%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	125	124,961
2.875%, 5/15/43		85	86,939
3.00%, 5/15/42-11/15/44		5,273	5,541,930
3.125%, 2/15/43-8/15/44		4,345	4,677,286
3.625%, 8/15/43-2/15/44		3,958	4,656,224
3.75%, 11/15/43		4,188	5,034,312
4.50%, 2/15/36		528	704,261
4.625%, 2/15/40		5,595	7,605,703
5.375%, 2/15/31		2,494	3,476,207
8.125%, 8/15/21		384	533,490
U.S. Treasury Notes
0.125%, 4/30/15		490	490,115

	Principal Amount (000)		U.S. $ Value
0.375%, 6/30/15	U.S.$	350	$350,465
0.50%, 7/31/17		235	232,338
0.625%, 12/31/16-4/30/18		16,523	16,497,693
0.75%, 6/30/17-2/28/18		390	385,739
0.875%, 11/30/16-1/31/18		1,569	1,570,889
1.00%, 8/31/16-3/31/17		60	60,384
1.375%, 9/30/18		250	249,766
1.50%, 6/30/16-10/31/19		3,415	3,397,577
1.50%, 11/30/19 (d)		2,588	2,571,623
1.625%, 3/31/19-11/15/22		460	452,385
1.75%, 5/15/23		159	154,814
2.00%, 11/15/21-2/15/23		265	264,915
2.125%, 8/15/21		125	126,475
2.25%, 11/15/24		5,617	5,654,640
2.375%, 8/15/24		6,534	6,655,391
2.50%, 8/15/23-5/15/24		23,228	23,959,085
2.625%, 4/30/16		390	401,395
2.75%, 11/15/23		1,689	1,778,068
3.75%, 11/15/18		328	356,905

			98,051,975

Total Governments - Treasuries (cost $96,012,189)			101,161,966

ASSET-BACKED SECURITIES - 15.1%
Autos - Fixed Rate - 8.4%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,516,092
Series 2014-1, Class A2
1.29%, 1/15/19		2,433	2,427,678
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class A3
0.96%, 1/09/17		782	782,266
Series 2013-3, Class A3
0.92%, 4/09/18		3,380	3,382,183
Series 2013-4, Class A3
0.96%, 4/09/18		1,205	1,206,546
Series 2013-5, Class A2A
0.65%, 3/08/17		318	318,567
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		908	907,932
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		782	779,785
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		2,535	2,604,530
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,831	1,829,867
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		1,080	1,076,885
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		2,500	2,505,773

	Principal Amount (000)		U.S. $ Value
Series 2014-1, Class B
2.22%, 1/22/19	U.S.$	360	$363,160
Capital Auto Receivables Asset Trust/Ally
Series 2013-1, Class A2
0.62%, 7/20/16		669	669,135
CarMax Auto Owner Trust
Series 2012-1, Class A3
0.89%, 9/15/16		316	316,592
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A2
0.69%, 9/15/17 (a)		2,267	2,266,633
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		922	920,618
Series 2014-B, Class A
1.11%, 11/15/18 (a)		967	964,196
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		654	653,091
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		1,367	1,365,256
Exeter Automobile Receivables Trust
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		269	268,706
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		345	345,680
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		510	509,950
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		514	513,409
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		1,354	1,345,888
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		398	398,025
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	750	646,656
Series 2014-R2A, Class A1
1.353%, 3/15/16 (a)		575	494,508
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	1,865	1,869,795
Series 2012-D, Class B
1.01%, 5/15/18		860	854,322
Series 2014-2, Class A
2.31%, 4/15/26 (a)		1,604	1,610,821
Ford Credit Floorplan Master Owner Trust
Series 2014-1, Class A1
1.20%, 2/15/19		1,823	1,817,095
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,455	1,452,237

	Principal Amount (000)		U.S. $ Value
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)	U.S.$	1,665	$1,661,201
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		3,745	3,693,110
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		1,041	1,041,335
Mercedes Benz Auto Lease Trust 2014-A
Series 2014-A, Class A2A
0.48%, 6/15/16		1,932	1,932,785
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		2,559	2,564,052
Series 2013-5, Class A2A
0.64%, 4/17/17		227	227,257
Series 2014-2, Class A3
0.80%, 4/16/18		1,815	1,810,237
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		1,882	1,874,027

			54,787,881

Autos - Floating Rate - 2.7%
Ally Master Owner Trust
Series 2014-2, Class A
0.531%, 1/16/18 (b)		161	161,329
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.561%, 9/15/17 (a)(b)		3,257	3,259,344
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class A2
1.861%, 2/15/17 (a)(b)		3,630	3,636,287
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.656%, 6/20/17 (b)		4,370	4,371,888
Series 2012-4, Class A
0.606%, 10/20/17 (b)		1,084	1,083,912
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.711%, 12/10/27 (a)(b)		2,079	2,081,509
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.92%, 10/25/19 (a)(b)		1,356	1,356,000
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.665%, 10/20/20 (a)(b)		1,613	1,610,330

			17,560,599

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 1.3%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20	U.S.$	794	$793,323
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		2,297	2,318,521
Discover Card Master Trust
Series 2012-A3, Class A3
0.86%, 11/15/17		1,908	1,910,860
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,842	1,840,622
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,815	1,825,193

			8,688,519

Credit Cards - Floating Rate - 1.1%
Barclays Dryrock Issuance Trust
Series 2014-2, Class A
0.501%, 3/16/20 (b)		1,880	1,880,004
Cabela’s Master Credit Card Note Trust
Series 2014-1, Class A
0.511%, 3/16/20 (b)		720	719,800
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A2
0.691%, 2/18/20 (a)(b)		1,270	1,278,816
First National Master Note Trust
Series 2013-2, Class A
0.691%, 10/15/19 (b)		1,523	1,526,556
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.541%, 12/15/19 (b)		1,570	1,572,857

			6,978,033

Other ABS - Fixed Rate - 1.0%
CIT Equipment Collateral
Series 2013-VT1, Class A3
1.13%, 7/20/20 (a)		1,764	1,766,518
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,548	1,547,902
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	434	373,415
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	1,119	1,112,799

	Principal Amount (000)		U.S. $ Value
GE Equipment Small Ticket LLC
Series 2014-1A, Class A2
0.59%, 8/24/16 (a)	U.S.$	1,614	$1,614,213

			6,414,847

Other ABS - Floating Rate - 0.3%
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.546%, 7/20/19 (b)		2,220	2,217,855

Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.295%, 12/25/32 (b)		271	260,906
GSAA Trust
Series 2006-5, Class 2A3
0.44%, 3/25/36 (b)		1,878	1,290,189
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.47%, 4/25/34 (b)		117	111,363

			1,662,458

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		166	167,242

Total Asset-Backed Securities (cost $98,697,854)			98,477,434

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Non-Agency Fixed Rate CMBS - 8.5%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,020	3,293,092
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		983	1,008,716
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,705	1,720,669
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,562,185
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.771%, 3/15/49		727	760,134
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.766%, 5/15/46		1,411	1,530,576
Commercial Mortgage Pass-Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44		1,360	1,374,431

	Principal Amount (000)		U.S. $ Value
Series 2007-GG9, Class A4
5.444%, 3/10/39	U.S.$	4,745	$5,061,402
Series 2013-CR6, Class A2
2.122%, 3/10/46		120	121,106
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,087	1,063,425
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.702%, 6/15/39		787	823,417
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		1,740	1,718,281
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,716	2,745,595
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(e)		1,499	1,502,834
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A3
5.42%, 1/15/49		4,779	5,101,465
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,449	1,588,444
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		61	65,505
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,588	1,606,137
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		44	45,015
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		1,113	1,123,868
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,622	1,716,273
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		5,957	6,281,693
Series 2007-9, Class A4
5.70%, 9/12/49		315	340,664
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		2,019	2,012,537
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,075	1,090,765
Series 2012-C4, Class A5
2.85%, 12/10/45		2,137	2,128,965
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		3,086	3,197,090

	Principal Amount (000)		U.S. $ Value
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46	U.S.$	2,247	$2,315,377
Series 2014-C20, Class A2
3.036%, 5/15/47		1,128	1,164,805

			55,064,466

Non-Agency Floating Rate CMBS - 1.4%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.485%, 11/15/19 (a)(b)		878	874,585
Commercial Mortgage Pass-Through Certificates
Series 2014-KYO, Class A
1.059%, 6/11/27 (a)(b)		1,316	1,314,336
Series 2014-SAVA, Class A
1.311%, 6/15/34 (a)(b)		1,117	1,114,289
Extended Stay America Trust
Series 2013-ESFL, Class A2FL
0.857%, 12/05/31 (a)(b)		1,345	1,340,614
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.081%, 6/15/29 (a)(b)		1,760	1,758,342
PFP III Ltd. Series 2014-1, Class A
1.331%, 6/14/31 (a)(b)		1,234	1,230,006
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.212%, 4/15/32 (a)(b)		746	738,064
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.381%, 11/15/27 (a)(b)		1,059	1,057,629

			9,427,865

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	82,844
Series K010, Class A1
3.32%, 7/25/20		89	93,394

			176,238

Total Commercial Mortgage-Backed Securities (cost $64,792,053)			64,668,569

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 3.3%
Financial Institutions - 1.9%
Banking - 1.7%
ABN AMRO Bank NV
4.31%, 3/10/16 (c)	EUR	404	$494,968
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)	U.S.$	640	651,456
Bank of Ireland
2.08%, 9/22/15 (b)(f)	CAD	965	805,689
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	226	250,860
7.75%, 4/10/23		814	887,260
BNP Paribas SA
5.186%, 6/29/15 (a)(c)		512	512,000
Credit Agricole SA
7.875%, 1/23/24 (a)(c)		346	351,190
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		283	292,905
Danske Bank A/S
5.684%, 2/15/17 (c)	GBP	420	670,978
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	1,828	2,209,758
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	1,201	1,165,588
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		682	775,036
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)(c)		343	344,715
Societe Generale SA
4.196%, 1/26/15 (c)	EUR	404	488,860
5.922%, 4/05/17 (a)(c)	U.S.$	225	233,298
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,110,056

			11,244,617

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		356	376,470
International Lease Finance Corp.
5.875%, 4/01/19		470	506,425

			882,895

			12,127,512

Industrial - 1.2%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		143	148,363

Communications - Media - 0.2%
CSC Holdings LLC
8.625%, 2/15/19		222	258,075

	Principal Amount (000)		U.S. $ Value
Numericable-SFR
5.375%, 5/15/22 (a)	EUR	274	342,163
Univision Communications, Inc.
6.875%, 5/15/19 (a)	U.S.$	520	541,450

			1,141,688

Communications - Telecommunications - 0.1%
Sprint Corp.
7.875%, 9/15/23	U.S.$	885	$873,672

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
3.50%, 10/02/18		640	652,800
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		304	322,240

			975,040

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		552	543,720
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	392,920

			936,640

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		254	262,890

Energy - 0.4%
Access Midstream Partners LP/ACMP Finance Corp.
4.875%, 3/15/24		705	715,575
California Resources Corp.
5.50%, 9/15/21 (a)		419	358,245
Cimarex Energy Co.
5.875%, 5/01/22		664	690,560
Paragon Offshore PLC
6.75%, 7/15/22 (a)		105	64,050
7.25%, 8/15/24 (a)		602	361,200
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	230,292
SM Energy Co.
6.50%, 1/01/23		72	69,120

			2,489,042

Services - 0.1%
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		608	650,560

Transportation - Services - 0.1%
Hertz Corp. (The)
6.75%, 4/15/19		572	589,160

			8,067,055

	Principal Amount (000)		U.S. $ Value
Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		603	681,390
NRG Energy, Inc.
6.25%, 5/01/24 (a)		457	464,998

			1,146,388

Total Corporates - Non-Investment Grade (cost $21,595,794)			21,340,955

INFLATION-LINKED SECURITIES - 3.3%
United States - 3.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $22,042,162)	U.S.$	21,575	$21,336,981

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Non-Agency Fixed Rate - 1.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		263	247,504
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		698	641,820
Series 2006-24CB, Class A16
5.75%, 6/25/36		1,114	980,552
Series 2006-28CB, Class A14
6.25%, 10/25/36		769	659,870
Series 2006-J1, Class 1A13
5.50%, 2/25/36		718	646,629
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		345	301,586
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.552%, 5/25/35		707	679,704
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		647	592,407
Series 2006-13, Class 1A18
6.25%, 9/25/36		1,032	958,009
Series 2006-13, Class 1A19
6.25%, 9/25/36		284	263,326
Series 2007-HYB2, Class 3A1
2.581%, 2/25/47		1,449	1,199,492
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,111	934,193
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.64%, 7/25/36		395	306,316
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		471	428,456

	Principal Amount (000)		U.S. $ Value
Residential Funding Mortgage Securities I
Series 2005-SA3, Class 3A
2.69%, 8/25/35	U.S.$	27	$25,187
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		417	408,547

			9,273,598

GSE Risk Share Floating Rate - 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.405%, 11/25/23 (b)		1,760	1,775,131
Series 2014-DN3, Class M3
4.17%, 8/25/24 (b)		840	790,198
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.37%, 7/25/24 (b)		634	627,899
Series 2014-C04, Class 1M2
5.055%, 11/25/24 (b)		1,243	1,250,495
Series 2014-HQ3, Class M3
4.92%, 10/25/24 (b)		665	653,095
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk Debt Notes
Series 2014-DN2, Class M3
3.77%, 4/25/24 (b)		511	470,527

			5,567,345

Non-Agency Floating Rate - 0.7%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.36%, 12/25/36 (b)		1,990	1,203,989
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.42%, 3/25/35 (b)		995	888,620
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.29%, 7/25/36 (b)		1,495	1,146,315
Series 2006-AR27, Class 2A2
0.37%, 10/25/36 (b)		1,596	1,366,271
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.813%, 2/25/47 (b)		74	59,945

			4,665,140

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.718%, 5/28/35		323	292,200

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
5.50%, 2/25/44	U.S.$	2,198	$518,718

			810,918

Total Collateralized Mortgage Obligations (cost $20,608,311)			20,317,001

AGENCIES - 2.4%
Agency Debentures - 2.4%
Federal Farm Credit Banks
0.191%, 2/13/15 (b)		360	360,050
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		16,998	15,097,709

Total Agencies (cost $14,143,998)			15,457,759

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		545	564,097

China - 0.3%
Sinopec Group Overseas Development 2013 Ltd.
4.375%, 10/17/23 (a)		1,835	1,922,263

Malaysia - 0.4%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	2,963,122

Mexico - 0.2%
Petroleos Mexicanos
3.50%, 7/18/18		1,061	1,074,262

Total Quasi-Sovereigns (cost $6,107,781)			6,523,744

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California (State of California)
Series 2010
7.625%, 3/01/40 (cost $2,035,648)		1,965	3,016,275

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	651,450

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		508	472,440

	Principal Amount (000)		U.S. $ Value
Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	U.S.$	45	$48,928
Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		1,117	1,125,377

Total Governments - Sovereign Agencies (cost $2,364,677)			2,298,195

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Insurance - 0.3%
Allstate Corp. (The)
5.10% (cost $1,897,200)		71,003	1,798,506

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		355	371,862

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		945	954,450

Total Emerging Markets - Corporate Bonds (cost $1,292,223)			1,326,312

GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15 (cost $73,817)		73	74,321

	Shares
SHORT-TERM INVESTMENTS - 16.7%
Investment Companies - 14.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.09% (g)(h) (cost $95,436,710)		95,436,710	95,436,710

	Principal Amount (000)		U.S. $ Value
Certificates of Deposit - 1.0%
Wells Fargo Bank NA 0.23%, 4/08/15 (cost $6,820,000)	U.S.$	6,820	$6,820,000

Commercial Paper - 1.0%
Svenska Handelsbanken AB Zero Coupon, 3/23/15 (a) (cost $6,372,844)		6,376	6,372,844

Total Short-Term Investments (cost $108,629,554)			108,629,554

Total Investments - 113.8% (cost $724,198,966) (i)			740,029,765
Other assets less liabilities - (13.8)% (j)			(89,761,882)

Net Assets - 100.0%			$650,267,883

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	290	March 2015	$41,152,395	$41,923,125	$770,730
U.S. T-Note 2 Yr (CBT) Futures	120	March 2015	26,216,250	26,231,250	15,000
U.S. T-Note 5 Yr (CBT) Futures	38	March 2015	4,511,962	4,519,328	7,366
U.S. T-Note 10 Yr (CBT) Futures	182	March 2015	22,990,357	23,077,031	86,674

					$879,770

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	9,212	USD	8,106	1/14/15	179,041
BNP Paribas SA	JPY	2,100,000	USD	19,633	1/15/15	2,099,301
BNP Paribas SA	MXN	87,743	USD	6,456	1/15/15	512,786
BNP Paribas SA	AUD	11,194	USD	9,268	1/30/15	146,465
Credit Suisse International	EUR	3,909	USD	4,812	1/09/15	81,116
Credit Suisse International	USD	289	CAD	336	1/14/15	(150)
Credit Suisse International	GBP	578	USD	909	1/27/15	8,178
Goldman Sachs Bank USA	BRL	14,729	USD	5,636	1/05/15	95,215
Goldman Sachs Bank USA	USD	5,547	BRL	14,729	1/05/15	(5,574)
Goldman Sachs Bank USA	EUR	6,834	USD	8,580	1/09/15	310,245
Goldman Sachs Bank USA	JPY	340,247	USD	2,843	1/23/15	2,133
Goldman Sachs Bank USA	BRL	8,238	USD	3,076	2/03/15	1,276
HSBC Bank USA	BRL	694	USD	272	1/05/15	10,743
HSBC Bank USA	USD	261	BRL	694	1/05/15	(197)
Morgan Stanley & Co., Inc.	USD	2,855	JPY	341,270	1/23/15	(5,523)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	6,446	MXN	88,370	1/15/15	$(460,332)
State Street Bank & Trust Co.	BRL	1,052	USD	405	1/05/15	8,960
State Street Bank & Trust Co.	USD	109	EUR	89	1/09/15	(1,564)
State Street Bank & Trust Co.	USD	4	CAD	5	1/14/15	(68)
State Street Bank & Trust Co.	MXN	1,351	USD	93	1/15/15	1,239
State Street Bank & Trust Co.	MXN	615	USD	42	1/15/15	(151)
State Street Bank & Trust Co.	USD	178	GBP	114	1/27/15	(928)
UBS AG	USD	313	CAD	352	1/14/15	(9,587)

						$2,972,624

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.01%	10,890	$(789,314)	$(441,173)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.58%	21,840	(398,849)	(122,887)

				$(1,188,163)	$(564,060)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$3,410	12/18/17	1.164%	3 Month LIBOR	$9,503
Morgan Stanley & Co., LLC/(CME Group)	NZD	8,790	9/25/19	3 Month BKBM	4.390%	206,742
Morgan Stanley & Co., LLC/(CME Group)	CAD	10,650	10/03/19	1.993%	3 Month CDOR	(118,734)
Morgan Stanley & Co., LLC/(CME Group)		$8,150	10/07/19	3 Month LIBOR	1.935%	110,064
Morgan Stanley & Co., LLC/(CME Group)		3,220	6/25/21	2.243%	3 Month LIBOR	(53,016)
Morgan Stanley & Co., LLC/(CME Group)		14,500	11/04/23	2.691%	3 Month LIBOR	(627,226)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$4,500	1/14/24	2.980%	3 Month LIBOR	$(343,876)
Morgan Stanley & Co., LLC/(CME Group)		3,970	2/14/24	2.889%	3 Month LIBOR	(262,309)
Morgan Stanley & Co., LLC/(CME Group)		5,670	4/28/24	2.817%	3 Month LIBOR	(304,402)
Morgan Stanley & Co., LLC/(CME Group)		3,200	5/29/24	3 Month LIBOR	2.628%	111,616
Morgan Stanley & Co., LLC/(CME Group)	NZD	5,900	9/25/24	4.628%	3 Month BKBM	(250,383)
Morgan Stanley & Co., LLC/(CME Group)		$2,000	9/25/43	3 Month LIBOR	3.722%	443,986

						$(1,078,035)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.60%	$3,000	$31,651	$(57,415)	$89,066
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	767	4,980	(9,275)	14,255
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	450	2,921	(4,881)	7,802
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	313	2,028	(3,778)	5,806
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	310	2,013	(3,748)	5,761

				$43,593	$(79,097)	$122,690

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	11,590	1/30/17	1.059%	3 Month LIBOR	$(77,211)
JPMorgan Chase Bank, NA	12,780	2/07/22	2.043%	3 Month LIBOR	(89,676)

					$(166,887)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Barclays Bank+	(1.25	)%*	—	$511,322
Barclays Bank+	(0.25	)%*	—	1,710,218
JPMorgan Chase+	(1.35	)%*	—	2,567,987

				$4,789,527

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2014
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $127,785,150 or 19.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Variable rate coupon, rate shown as of December 31, 2014.
(f)	Illiquid security.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,706,874 and gross unrealized depreciation of investments was $(4,876,075), resulting in net unrealized appreciation of $15,830,799.
(j)	An amount of U.S. $1,008,480 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2014.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0 –		$147,618,415		$	– 0 –		$147,618,415
Mortgage Pass-Throughs		– 0 –		125,983,778			– 0 –		125,983,778
Governments - Treasuries		– 0 –		101,161,966			– 0 –		101,161,966
Asset-Backed Securities		– 0 –		88,015,032			10,462,402		98,477,434
Commercial Mortgage-Backed Securities		– 0 –		61,247,992			3,420,577		64,668,569
Corporates - Non-Investment Grade		– 0 –		21,340,955			– 0 –		21,340,955
Inflation-Linked Securities		– 0 –		21,336,981			– 0 –		21,336,981
Collateralized Mortgage Obligations		– 0 –		810,918			19,506,083		20,317,001
Agencies		– 0 –		15,457,759			– 0 –		15,457,759
Quasi-Sovereigns		– 0 –		6,523,744			– 0 –		6,523,744
Local Governments - Municipal Bonds		– 0 –		3,016,275			– 0 –		3,016,275
Governments - Sovereign Agencies		– 0	–	2,298,195			– 0	–	2,298,195
Preferred Stocks		1,798,506		– 0	–		– 0	–	1,798,506
Emerging Markets - Corporate Bonds		– 0	–	1,326,312			– 0	–	1,326,312
Governments - Sovereign Bonds		– 0	–	74,321			– 0	–	74,321
Short-Term Investments
Investment Companies		95,436,710		– 0	–		– 0	–	95,436,710
Certificates of Deposit		– 0	–	6,820,000			– 0	–	6,820,000
Commercial Paper		– 0	–	6,372,844			– 0	–	6,372,844
Total Investments in Securities		97,235,216		609,405,487			33,389,062		740,029,765
Other Financial Instruments* :
Assets:
Futures		879,770		– 0	–		– 0	–	879,770
Forward Currency Exchange Contracts		– 0	–	3,456,698			– 0	–	3,456,698
Centrally Cleared Interest Rate Swaps		– 0	–	881,911			– 0	–	881,911
Credit Default Swaps		– 0	–	122,690			– 0	–	122,690
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(484,074)			– 0	–	(484,074)
Centrally Cleared Credit Default Swaps		– 0	–	(564,060)			– 0	–	(564,060)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,959,946)			– 0	–	(1,959,946)
Interest Rate Swaps		– 0	–	(166,887)			– 0	–	(166,887)

Total+		$98,114,986		$610,691,819			$33,389,062		$742,195,867

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$11,995,431		$1,599,755		$17,859,090
Accrued discounts/(premiums)	7,054		(1,650)		27,416
Realized gain (loss)	(188)		(498)		12,639
Change in unrealized appreciation/depreciation	(34,641)		(27,021)		(347,457)
Purchases	1,547,872		1,854,656		3,351,018
Sales	(3,053,126)		(4,665)		(1,396,623)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 12/31/14	$10,462,402		$3,420,577		$19,506,083

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(33,329)		$(27,021)		$(321,595)

	Total
Balance as of 9/30/14	$31,454,276
Accrued discounts/(premiums)	32,820
Realized gain (loss)	11,953
Change in unrealized appreciation/depreciation	(409,119)
Purchases	6,753,546
Sales	(4,454,414)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/14	$33,389,062

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/14	$(381,945)

As of December 31, 2014 all Level 3 securities were priced by third party vendors or at cost, which approximates fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015